Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue for Insurance Brokerage Services (Details) - Insurance brokerage services [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurance brokerage services:
Net revenue	¥ 297,593	¥ 408,369	¥ 963,822
Life and health insurance business [Member]
Insurance brokerage services:
Net revenue	17,994	30,992	551,809
Property & casualty insurance business [Member]
Insurance brokerage services:
Net revenue	¥ 279,599	¥ 377,377	¥ 412,013